ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative)		1 Months Ended	6 Months Ended		12 Months Ended
		Sep. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 15, 2026 USD ($)	Mar. 13, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Oct. 27, 2023 USD ($)	Sep. 30, 2023	Sep. 06, 2023 USD ($)	May 31, 2023	Jun. 07, 2022 USD ($)	Jan. 31, 2022	Jun. 30, 2021
Loss on sale of stock				$ 69,908		$ 16,184
Net income loss	[1]		2,494,622	4,679,549
Net cash used in operating activities			2,354,074	$ 1,478,313
Working capital			10,600,000		$ 12,300,000
Short term bank loans			5,536,156		4,005,325
Long term bank loans			5,700,000
Short term bank loans			$ 3,700,000
Streeterville Capital LLC [Member]
Original principal amount								$ 3,195,000
Original issue discount amount								180,000
Investor legal and other transaction costs								15,000
Debt carrying amount								$ 3,000,000.0
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Disposal group including discontinued operation, consideration
Disposal group including discontinued operation other , Income							$ 3,000,000.0
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Disposal group including discontinued operation, consideration
Taoping Capital Limited (TCL) [Member]
Disposal group including discontinued operation, consideration
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Equity method investment, ownership percentage							100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Equity method investment, ownership percentage													100.00%
Taoping Capital Limited (TCL) [Member]
Equity method investment, ownership percentage											100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Equity method investment, ownership percentage														51.00%
Fujian Taoping Investment Co [Member]
Equity method investment, ownership percentage												100.00%
Banna Taoping Agricultural Tech. Co., Ltd. [Member]
Equity method investment, ownership percentage									60.00%
Mr. Jianghuai Lin [Member]
Outstanding percent																	24.60%
Taoping New Media Co., Ltd [Member]
Equity interest acquired, percentage																	100.00%
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Equity interest acquired, percentage																	51.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Equity interest acquired, percentage																100.00%
Fujian Taoping Investment Co [Member]
Equity interest acquired, percentage												80.00%
Skyladder Group Limited [Member]
Equity interest acquired, percentage		100.00%								100.00%
Business acquisition cost		$ 21,360,000							¥ 360,000	¥ 152,000,000
Business acquisition, shares issued, shares | shares		7,882,921
Net income loss					$ (300,000)

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.